UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  03/31/2013
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing: [X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28______
[Repeat as necessary.]

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: _____________________
Form 13F Information Table Value Total: $160,421 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________
[Repeat as necessary.]

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title 	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting authority
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Abercrombie & Fi	Common Stock	002896207	$256,410	5,550			5,550	5,550
Adobe Sys Inc	Common Stock	00724F101	$200,169	4,600			4,600	4,600
Altria Group Inc	Common Stock	02209S103	$1,514,020	44,025			44,025	44,025
Amazon.Com Inc	Common Stock	023135106	$4,203,880	15,775			15,775	15,775
American Express	Common Stock	025816109	$1,541,461	22,850			22,850	22,850
American Interna	Common Stock	026874784	$508,542	13,100			13,100	13,100
Amgen Inc	Common Stock	031162100	$689,585	6,727			6,727	6,727
Apple Inc	Common Stock	037833100	$13,191,268	29,800			29,800	29,800
Autozone Inc	Common Stock	053332102	$436,447	1,100			1,100	1,100
B&G Foods Inc	Common Stock	05508R106	$1,033,611	33,900			33,900	33,900
Bank Of America	Common Stock	060505104	$127,890	10,500			10,500	10,500
Berkshire Hath-A	Common Stock	084670108	$312,560	2			2	2
Boeing Co/The	Common Stock	097023105	$407,788	4,750			4,750	4,750
Caterpillar Inc	Common Stock	149123101	$2,965,677	34,100			34,100	34,100
Chevron Corp	Common Stock	166764100	$2,530,747	21,299			21,299	21,299
Chipotle Mexican	Common Stock	169656105	$1,303,480	4,000			4,000	4,000
Citigroup Inc	Common Stock	172967424	$221,200	5,000			5,000	5,000
Coach Inc	Common Stock	189754104	$364,927	7,300			7,300	7,300
Coca-Cola Co/The	Common Stock	191216100	$374,070	9,250			9,250	9,250
Colgate-Palmoliv	Common Stock	194162103	$342,287	2,900			2,900	2,900
Cons Edison Inc	Common Stock	209115104	$1,775,973	29,100			29,100	29,100
Deere & Co	Common Stock	244199105	$809,932	9,420			9,420	9,420
Dell Inc	Common Stock	24702R101	$286,600	20,000			20,000	20,000
Dollar Tree Inc	Common Stock	256746108	$217,935	4,500			4,500	4,500
Ebay Inc	Common Stock	278642103	$593,709	10,950			10,950	10,950
Exxon Mobil Corp	Common Stock	30231G102	$1,545,387	17,150			17,150	17,150
Freeport-Mcmoran	Common Stock	35671D857	$430,300	13,000			13,000	13,000
General Electric	Common Stock	369604103	$3,432,164	148,450			148,450	148,450
General Motors C	Common Stock	37045V100	$319,930	11,500			11,500	11,500
Goldman Sachs Gp	Common Stock	38141G104	$1,375,853	9,350			9,350	9,350
Google Inc-Cl A	Common Stock	38259P508	$12,992,121	16,359			16,359	16,359
Ibm	Common Stock	459200101	$8,860,055	41,538			41,538	41,538
Intuitive Surgic	Common Stock	46120E602	$994,660	2,025			2,025	2,025
Ishares-Emg Mkt	ETP	464287234	$652,243	15,250			15,250	15,250
Ishares-Rus 2000	ETP	464287655	$377,720	4,000			4,000	4,000
Johnson&Johnson	Common Stock	478160104	$640,011	7,850			7,850	7,850
Jpmorgan Chase	Common Stock	46625H100	$1,252,944	26,400			26,400	26,400
Las Vegas Sands	Common Stock	517834107	$299,782	5,320			5,320	5,320
Market Vectors O	ETP	57060U191	$2,960,790	69,000			69,000	69,000
Mastercard Inc-A	Common Stock	57636Q104	$6,904,819	12,760			12,760	12,760
Mcdonalds Corp	Common Stock	580135101	$6,583,029	66,035			66,035	66,035
Microsoft Corp	Common Stock	594918104	$559,228	19,550			19,550	19,550
Mondelez Inter-A	Common Stock	609207105	$265,095	8,659			8,659	8,659
Pfizer Inc	Common Stock	717081103	$575,757	19,950			19,950	19,950
Philip Morris In	Common Stock	718172109	$2,295,963	24,765			24,765	24,765
Priceline.Com	Common Stock	741503403	$7,580,104	11,015			11,015	11,015
Procter & Gamble	Common Stock	742718109	$2,967,195	38,505			38,505	38,505
Qualcomm Inc	Common Stock	747525103	$454,857	6,795			6,795	6,795
Ralph Lauren Cor	Common Stock	751212101	$2,608,051	15,404			15,404	15,404
Schlumberger Ltd	Common Stock	806857108	$1,528,130	20,405			20,405	20,405
Sears Holdings	Common Stock	812350106	$424,745	8,500			8,500	8,500
Spdr Djia Trust	ETP	78467X109	$6,131,777	42,195			42,195	42,195
Spdr Gold Trust	ETP	78463V107	$223,982	1,450			1,450	1,450
Spdr S&P 500 Etf	ETP	78462F103	$32,794,948	209,325			209,325	209,325
Spdr-Energy Sel	ETP	81369Y506	$237,930	3,000			3,000	3,000
Starbucks Corp	Common Stock	855244109	$761,706	13,375			13,375	13,375
Unilever Nv-Nys	NY Reg Shrs	904784709	$3,558,800	86,800			86,800	86,800
Union Pac Corp	Common Stock	907818108	$377,387	2,650			2,650	2,650
United Tech Corp	Common Stock	913017109	$1,162,736	12,445			12,445	12,445
Verizon Communic	Common Stock	92343V104	$6,287,268	127,920			127,920	127,920
Walgreen Co	Common Stock	931422109	$333,760	7,000			7,000	7,000
Wal-Mart Stores	Common Stock	931142103	$1,706,124	22,800			22,800	22,800
Walt Disney Co	Common Stock	254687106	$445,482	7,843			7,843	7,843
Wells Fargo & Co	Common Stock	949746101	$719,456	19,450			19,450	19,450
Whole Foods Mkt	Common Stock	966837106	$588,252	6,781			6,781	6,781